UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [x]; Amendment Number: One
         This Amendment (Check only one.):
                        [ ]  is a restatement.
                        [x]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 108 Traders Cross, Suite 105
         Bluffton, SC 29910

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 705-6690

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Bluffton, SC      July 11, 2006
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       66
                                        -------------

Form 13F Information Table Value Total:    $112,594
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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
FORM 13F INFORMATION TABLE

                                                                  OTHER  VOTING
NAME OF ISSUER         TITLE OF  CUSIP    VALUE  SHRS  INVESTMENT MANA-  AUTHORITY
                        CLASS            (X$1000)      DISCRETION  GERS    SOLE


Aflac Inc               Common 001055102    1976 42830    SOLE     N/A        42830
Abbott Laboratories     Common 002824100    2949 69125    SOLE     N/A        69125
Altria Group Inc.       Common 02209S103     622  8733    SOLE     N/A         8733
American International  Common 026874107     533  8080    SOLE     N/A         8080
Amgen Inc               Common 031162100     932 12792    SOLE     N/A        12792
Archer Daniels Midland  Common 039483102    3140 84452    SOLE     N/A        84452
Arrow International     Common 042764100    1888 60110    SOLE     N/A        60110
Automatic Data Processi Common 053015103    1371 29638    SOLE     N/A        29638
BB&T Corporation        Common 054937107    1109 27812    SOLE     N/A        27812
Bank of America Corp    Common 060505104    3930 84417    SOLE     N/A        84417
Caterpillar Inc         Common 149123101    3924 51770    SOLE     N/A        51770
Chevron Corp            Common 166764100     610 10253    SOLE     N/A        10253
Chubb Corp.             Common 171232101     577  5925    SOLE     N/A         5925
Citigroup Inc           Common 172967101    3553 73630    SOLE     N/A        73630
Coca-Cola Enterprises   Common 191219104     230  5498    SOLE     N/A         5498
Crosstex Energy LP      Common 22765U102     346 10020    SOLE     N/A        10020
Dentysplay Internationa Common 249030107     512  9060    SOLE     N/A         9060
Doral Financial Corp    Common 25811P100     130 11450    SOLE     N/A        11450
Duff & Phelps Util Cor  Common 26432K108     231 19100    SOLE     N/A        19100
Eaton Vance             Common 278265103    2622 92840    SOLE     N/A        92840
Ecolab Inc              Common 278865100    1096 28520    SOLE     N/A        28520
Emerson Electric Co     Common 291011104    1019 12287    SOLE     N/A        12287
Enbridge Energy Partner Common 29250R106    2853 65525    SOLE     N/A        65525
Enterprise Products     Common 293792107    3748151305    SOLE     N/A       151305
Energy Transfer Partner Common 29273R109    2261 57340    SOLE     N/A        57340
Exxon Mobil Corp        Common 30231G102    2366 38071    SOLE     N/A        38071
Franklin Electric Co. I Common 353514102    2213 39280    SOLE     N/A        39280
General Electric Compan Common 369604103    4492130504    SOLE     N/A       130504
Genzyme Corp            Common 372917104     448  6600    SOLE     N/A         6600
John Han Bk & Thrift    Common 409735107     159 16311    SOLE     N/A        16311
Home Depot              Common 437076102    2674 62694    SOLE     N/A        62694
JP Morgan Chase & Co.   Common 46625H100    1016 23873    SOLE     N/A        23873
Johnson & Johnson       Common 478160104    2794 47837    SOLE     N/A        47837
Kayne Anderson MLP      Common 486606106    1303 50520    SOLE     N/A        50520
Kinder Morgan Energy    Common 494550106    2743 56755    SOLE     N/A        56755
Lehman Bros             Common 524908100     267  1800    SOLE     N/A         1800
Magellan Midstream      Common 55907R108    3915117670    SOLE     N/A       117670
McDonald's Corp         Common 580135101    2345 67355    SOLE     N/A        67355
Medtronic Inc           Common 585055106    1689 33390    SOLE     N/A        33390
Meridian Bioscience Inc Common 589584101     636 23100    SOLE     N/A        23100
Microsoft Corp.         Common 594918104    1083 39030    SOLE     N/A        39030
Natural Resource Partne Common 63900P103    1922 36820    SOLE     N/A        36820
Northern Border Partner Common 664785102     403  8370    SOLE     N/A         8370
Pentair Inc             Common 709631105    2658 65945    SOLE     N/A        65945
Pepsico Inc             Common 713448108    1033 17851    SOLE     N/A        17851
Pfizer Inc              Common 717081103    2849113177    SOLE     N/A       113177
Pimco Corporate Income  Common 72200U100     214 14000    SOLE     N/A        14000
Plains All Amer Pipelin Common 726503105    1820 40705    SOLE     N/A        40705
Praxair Inc             Common 74005P104    1788 32090    SOLE     N/A        32090
Principal Financial Gro Common 74251V102     205  4100    SOLE     N/A         4100
Procotor & Gamble       Common 742718109    2638 45782    SOLE     N/A        45782
Roper Industries Inc    Common 776696106    2387 48150    SOLE     N/A        48150
Staples Inc             Common 855030102     838 31650    SOLE     N/A        31650
State Street Corp       Common 857477103    1493 24475    SOLE     N/A        24475
Sunoco Logistics Partne Common 86764L108    4193101225    SOLE     N/A       101225
Synovus Financial Corp  Common 8716C0105    1195 43903    SOLE     N/A        43903
Teppco Parnters LP      Common 872384102     293  8000    SOLE     N/A         8000
Teleflex Inc            Common 879369106    1692 23635    SOLE     N/A        23635
Tortoise Energy         Common 89147L100    1110 39730    SOLE     N/A        64875
US Bancorp              Common 902973304    1998 64875    SOLE     N/A        64875
Universal Stainless All Common 913837100     247  9506    SOLE     N/A         9506
United Technologies Cor Common 913017109    2477 42535    SOLE     N/A        42535
Valero LP               Common 91913W104    1107 22175    SOLE     N/A        22175
Wachovia Corp           Common 929903102    1851 32552    SOLE     N/A        32552
Wells Fargo & Company   Common 949746101    2625 40300    SOLE     N/A        40300
Wolverine World Wide In Common 978097103    1253 58140    SOLE     N/A        58140


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